Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Trade receivables, net	83,143	252,938	36,170

Schedule of Based on the Invoice Date and Net of Loss Allowance

An aging analysis of the trade receivables as at the end of the reporting period, based on the invoice date and net of loss allowance, is as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Within 45 days	54,484	252,938	36,170
45 to 120 days	28,659	-	-
Total	83,143	252,938	36,170